Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income [Abstract]
Schedule of other income
	2022	2021	2020
	USD	USD	USD

Reversal of provisions of shared-based payment reserves (note 20)	2,214,795	-	-
Write off of payables and other provisions	563,841	20,563	1,101
Other non-operating income	46,738	20,856	59,396
	2,825,374	41,419	60,497